CONCENTRATIONS	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
16 — CONCENTRATIONS

During the year ended December 31, 2014, the Company recorded sales to two customers of $204,000 (32%) and $100,000 (16%) in excess of 10% of the Company’s total sales. The Company also recorded consulting revenue of which $200,000 (32%) came from one customer.

At December 31, 2014, approximately 97% of net accounts receivable was due from four customers broken down individually as follows; $289,000 (41%), $190,000 (27%), $172,000 (24%) and $33,000 (5%).

During the year ended December 31, 2014, approximately 33% of the inventory purchases were derived from three vendors broken down individually as follows; $239,000 (13%), $188,000 (10%) and $178,000 (10%).